Cover	Dec. 06, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 06, 2021
Entity File Number	0-10004
Entity Registrant Name	NAPCO SECURITY TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2277818
Entity Address, Address Line One	333 Bayview Avenue
Entity Address, City or Town	Amityville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11701
City Area Code	631
Local Phone Number	842-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01per share
Trading Symbol	NSSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000069633
Amendment Flag	false
Current Fiscal Year End Date	--06-30